GOODWILL	12 Months Ended
Dec. 31, 2016
Goodwill
GOODWILL
NOTE 8:-	GOODWILL

	December 31,
	2016	2015

Opening balance	$-	$587
Impairment of Goodwill	-	(587)

	$-	$-

     In 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.